DBX ETF Trust | 1
Schedule of Investments
Xtrackers Risk Managed USD High Yield Strategy ETF
May 31, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 99.4%
Xtrackers High Beta High Yield
Bond ETF(a)
24,207 984,324
Xtrackers USD High Yield
Corporate Bond ETF(a)
1,232,718 43,675,199
(Cost $47,454,849)
44,659,523
Number
of Shares Value $
CASH EQUIVALENTS — 0.6%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $290,305)
290,305 290,305
TOTAL INVESTMENTS
— 100.0%
(Cost $47,745,154)
44,949,828
Other assets and liabilities, net
— (0.0)%
(8,008)
NET ASSETS — 100.0%
44,941,820
 (a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF  (a)
967,365 49,752 (49,497) (2,454) 19,158 55,006 — 24,207 984,324
Xtrackers USD High Yield Corporate Bond ETF  (a)
42,650,693 2,209,616 (2,200,245) (63,146) 1,078,281 1,950,141 — 1,232,718 43,675,199
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
6,535,150 — (6,535,150) (d) — — 4,123 — — —
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
311,422 150,799 (171,916) — — 11,190 — 290,305 290,305
50,464,630 2,410,167 (8,956,808) (65,600) 1,097,439 2,020,460 — 1,547,230 44,949,828
(a)
Affiliated fund advised by DBX Advisors LLC.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Risk Managed USD High Yield Strategy ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYRM-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Exchange-Traded Funds
$ 44,659,523 $ — $ — $ 44,659,523
Short-Term Investments (a)
290,305 — — 290,305
TOTAL
$ 44,949,828 $ — $ — $ 44,949,828
(a)
See Schedule of Investments for additional detailed categorizations.